Memorandum items - Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 142,765	£ 135,405
Contingent liabilities and commitments	147,123	139,961	£ 131,880
Guarantees
Contingent liabilities and commitments
Estimated net exposure	2,810	3,060
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 1,548	£ 1,496